Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2004
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/12/2004





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
68
Form 13F Information Table Value Total:
239,953
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308   6,536    738,575      SH          DEFINED             738,575
Amkor Tech              Com        031652100     717    196,500      SH          SOLE                196,500
Assurant                Com        04621X108   2,032     78,150      SH          DEFINED              78,150
Atlas America           Com        049167109     218     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   4,991    317,887      SH          DEFINED             317,887
Berkley, WR             Com        084423102   1,041     24,700      SH          SOLE                 24,700
Burlington Res Inc.     Com        122014103   1,825     44,740      SH          DEFINED              44,740
Celadon Group           Com        150838100     660     34,650      SH          DEFINED              34,650
Chesapeake Utilities    Com        165303108     218      8,680      SH          SOLE                  8,680
CIT Group               Com        125581108   2,312     61,832      SH          DEFINED              61,832
Columbia Bankcorp       Com        197227101     178      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   2,399     36,430      SH          DEFINED              36,430
Emcor Group             Com        29084Q100   4,381    116,442      SH          DEFINED             116,442
Emerson Elec Co.        Com        291011104   2,146     34,680      SH          DEFINED              34,680
Energen Corp.           Com        29265N108   4,338     84,150      SH          DEFINED              84,150
FTI Consulting          Com        302941109   6,497    343,750      SH          DEFINED             343,750
First Potomac           Com        33610F109     517     25,000      SH          DEFINED              25,000
Gladstone Coml          Com        376536108     464     28,600      SH          SOLE                 28,600
Griffon Corp.           Com        398433102   1,156     54,780      SH          DEFINED              54,780
Hilb Rogal              Com        431294107     938     25,900      SH          DEFINED              25,900
Imation Corp.           Com        45245A107   4,427    124,395      SH          DEFINED             124,395
Insituform Tech         CLA        457667103   1,687     90,350      SH          DEFINED              90,350
John Hancock Bk      SHBENINT      409735107   2,157    219,475      SH          DEFINED             219,475
Key Energy              Com        492914106   1,208    109,300      SH          SOLE                109,300
Nabi Biopharmac         Com        629519109   4,893    365,725      SH          DEFINED             365,725
NiSource Inc.           Com        65473P105   2,305    109,720      SH          DEFINED             109,720
OceanFirst              Com        675234108     312     12,874      SH          SOLE                 12,874
PartnerRe Holdings      Com        G6852T105   5,366     98,124      SH          DEFINED              98,124
PFF Bancorp             Com        69331W104   1,398     36,518      SH          SOLE                 36,518
PPL Corporation         Com        69351T106   6,778    143,655      SH          DEFINED             143,655
Pentair                 Com        709631105     698     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     879     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   5,213    691,349      SH          DEFINED             691,349
SCS Transn              Com        81111T102     534     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,185     45,239      SH          DEFINED              45,239
Suncor Energy           Com        867229106   6,416    200,425      SH          DEFINED             200,425
Tredegar Corp.          Com        894650100     247     13,600      SH          SOLE                 13,600
US Homes Systems        Com        90335C100   2,531    364,685      SH          DEFINED             364,685
USI Hldgs               Com        90333H101   3,967    290,602      SH          DEFINED             290,602
United National         CLA        91103X102   5,930    408,432      SH          DEFINED             408,432
Urstadt Biddle Pptys    CLA        917286205     419     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107  10,358    377,050      SH          DEFINED             377,050
Washington Mutual       Com        939322103   2,757     70,550      SH          DEFINED              70,550
Waste Industries        Com        941057101   3,307    292,325      SH          DEFINED             292,325
Advanced Energy    Note 5.25 11/1  007973AA8     751    770,000      PRN         SOLE                770,000
Akamai Tech        Note 5.5  7/0   00971TAC5   9,777  9,610,000      PRN         DEFINED           9,610,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2     881  1,000,000      PRN         DEFINED           1,000,000
Amkor Tech         Note 5.75 6/0   031652AN0   6,769  7,600,000      PRN         DEFINED           7,600,000
Aspen Tech         SDCV 5.25 6/1   045327AB9   3,311  3,300,000      PRN         DEFINED           3,300,000
Atmel Corp.        SDCV      5/2   049513AE4   4,313  9,520,000      PRN         DEFINED           9,520,000
BEA Systems        Note 4.0 12/1   073325AD4     999  1,000,000      PRN         DEFINED           1,000,000
Bisys Group        Note 4.0  3/1   055472AB0  12,428 12,615,000      PRN         DEFINED          12,615,000
Brocade Commun     Note 2.0  1/0   111621AB4   4,752  5,070,000      PRN         DEFINED           5,070,000
Brooks Auto        Note 4.75 6/0   11434AAB6   9,634 10,000,000      PRN         DEFINED          10,000,000
Ciena Corp.        Note 3.75 2/0   171779AA9   7,474  8,813,000      PRN         DEFINED           8,813,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   9,645  9,980,000      PRN         DEFINED           9,980,000
E Trade Group      Note 6.0  2/0   269246AB0   6,400  6,257,000      PRN         DEFINED           6,257,000
Emulex Corp.       Note 0.25 12/1  292475AD2   2,721  3,000,000      PRN         DEFINED           3,000,000
Human Genome       Note 5.0  2/0   444903AF5   3,056  3,077,000      PRN         DEFINED           3,077,000
Mercury Interact   Note 4.75 7/0   589405AB5   8,263  8,318,000      PRN         DEFINED           8,318,000
Photronics         Note 4.75 12/1  719405AC6   2,250  2,246,000      PRN         DEFINED           2,246,000
PMC Sierra         Note 3.75 8/1   69344FAB2     872    876,000      PRN         DEFINED             876,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  10,963 11,648,000      PRN         DEFINED          11,648,000
Safeguard Sci.     Note 5.0  6/1   786449AE8     733    733,000      PRN         DEFINED             733,000
Sanmina Corp       SDCV      9/1   800907AD9   4,342  8,174,000      PRN         DEFINED           8,174,000
Sepracor           SDCV 5.0  2/1   817315AL8   1,636  1,596,000      PRN         SOLE              1,596,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,181  1,204,000      PRN         SOLE              1,204,000
Wind River System  Note 3.75 12/1  973149AE7   6,266  6,387,000      PRN         DEFINED           6,387,000